EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
EQUITY	EQUITY
(a)Capital
The Company’s objective is to maintain an appropriate level of capitalization that enables it to ensure access to the financial markets for carrying out its medium and long-term objectives, optimizing the return for its shareholders and maintaining a solid financial position.
The paid capital of the Company at December 31, 2023 amounts to ThUS$ 5,003,534 divided into 604,437,877,587 common stock of a same series (ThUS$ 13,298,486 divided into 604,437,584,048 shares as of December 31, 2022), a single series nominative, ordinary character with no par value. The total number of authorized shares of the Company as of December 31, 2023, corresponds to 604,441,789,335 shares. There are no special series of shares and no privileges. The form of its stock certificates and their issuance, exchange, disablement, loss, replacement and other similar circumstances, as well as the transfer of the shares, is governed by the provisions of the Corporate Law and its regulations.

At the Company's Extraordinary Shareholders' Meeting held on July 5, 2022, it was agreed to increase the Company's capital by ThUS$10,293,270 through the issuance of 73,809,875,794 paid shares and 531,991,409,513 backup shares, all ordinary, of the same and single series, without par value, of which: (a)ThUS$9,493,270 represented by 531,991,409,513 new shares, to be used to respond to the conversion of the Convertible Notes, according to this term is defined below (the “Support Shares”); and (b) ThUS$800,000 represented by 73,809,875,794 new paid shares (the “New Paid Shares”), to be offered preferentially to shareholders. On September 13, 2022, the preferential placement of the convertible notes and, in turn, of the new paid shares began, ending on the following dates, as explained below:
1.On October 12, 2022 expired the 30-day preemptive rights offering period (the “POP”) of (i) the 73,809,875,794 new paid shares, issued and registered in the Securities Registry of the Comisión para el Mercado Financiero (“CMF”) (the “ERO”); and (ii) 1,257,002,540 notes convertible into shares Serie G, the 1,372,839,695 notes convertible into shares Serie H, and the 6,863,427,289 notes convertible into shares Serie I, all registered in the Securities Registry of the CMF (jointly, the “Convertible Notes”).
2.On October 13, 2022, the second round (the “Second Round”) of subscription of the ERO has taken place, in which had the right to participate, the shareholders (or their assignees) that subscribed ERO in the POP and expressed to LATAM, at the time of the subscription, their intention to participate in the Second Round.
3.As previously reported, the Remainder will be placed, in compliance with the applicable laws and regulations, according to the rules governing the offering of the ERO and the Convertible Notes, as provided in Article 10 of the Regulations of the Corporations Law. Such placement includes, among other things, the placement of a portion of the Remainder with (i) a group of unsecured creditors of LATAM represented by Evercore and certain holders of Chilean notes issued by LATAM (collectively, the “Backstop Creditors”); and (ii) Delta Air Lines, Inc., Qatar Airways Investments (UK) Ltd. and the Cueto group (collectively, the “Backstop Shareholders”; and them jointly with the Backstop Creditors, the “Backstop Parties”) according to the rules of their respective backstop commitment agreements (the “Backstop Agreements”).
4.For purposes of the above, the Company will exercise its rights under the Backstop Agreements and will therefore require the Backstop Parties to subscribe and pay their respective portion of the Remainder, as provided in such agreements. Given the funding period contemplated in the Backstop Agreements, the Company managed to exit the Chapter 11 on November 3, 2022. Consequently, on this same date the Company, together with its various subsidiaries that were part of the Chapter 11 Procedure, have emerged from bankruptcy.
5.As part of the implementation of its Reorganization Plan within the framework of the exit from Chapter 11, LATAM issued US$800 million in new paid shares and ThUS$9,493,270 through the issue of three classes of notes convertible into Company shares, backed by 531,991,409,513 shares totaling of 605,801,285,307 shares. As of December 31, 2023, of the aforementioned capital increase, 603,831,469,894 shares were subscribed and paid (603,831,176,355 shares as of December 31, 2022), equivalent to ThUS$10,169,622 as of December 31, 2023 (ThUS$10,152,221 as of December 31, 2022) and as of December 31, 2022 costs of issuance and placement of shares and convertible bonds were generated for ThUS$810,279, which are presented as part of the Other reserves and was reclassified to "paid-in capital" according to the Extraordinary Shareholders' Meeting held on April 20, 2023, as explained below

6.At the Company's Extraordinary Shareholders' Meeting held on April 20, 2023, it was agreed to:

6.i) A decrease in the Company's capital for an amount of ThUS$7,501,896, without altering the number and characteristics of the shares into which it is divided, by absorbing the Company's accumulated losses as of December 31, 2022 for the same amount;

6.ii) Others decrease of the Company's capital for an amount of ThUS$178, without altering the number and characteristics of the shares into which it is divided, through the absorption of the equity account of "Treasury Shares" as of December 31, 2022 for the same amount, produced on the occasion of the January 2013 reduction of capital stock by operation of law that took place in accordance with the provisions of Article 27 of the Corporations Law.

6.iii) Deduction of the Company´s capital the account "Costs of issuing shares and new convertible notes, for an amount of ThUS$810,279.

On September 6, 2023, by public deed granted at the Notary of Santiago of Mr. Eduardo Diez Morello, under repertoire number 15,327-2023 entitled "Declaración de Colocación y Vencimiento Plazo de Colocación Bonos Convertibles "Series G", "Series H" and "Series I" and Reducción de Capital de Pleno Derecho", it was realized that on September 5, 2023 the maturity of the placement term (the "Placement Term") of Convertible Notes. Consequently, in accordance with the mentioned in number Four of Clause Six of the respective notes issuance contract (the "Issuance Agreement"), as of that date the amount placed against it remained unchanged, and consequently the Convertible Notes not placed on that date were null and void. For the sake of completeness, it was declared that upon maturity of the Placement Term, 123,605,720 Series G Convertible Notes and 37 Series I Convertible Notes (collectively, the "Unplaced Convertible Notes") remained unplaced, for an amount of US$123,605,720 and US$37, respectively (hereinafter, together, the "Unplaced Amount"). The conversion option of the Unplaced Convertible Notes was backed by 1,965,903,665 shares as equity.
Likewise, in the aforementioned deed it was realized that since all the Unplaced Convertible Bonds have been terminated, since they have been null and void, they cannot be converted into shares of the issuer, consequently reducing the Company's Capital Share by an amount equal to the Unplaced Amount.

Therefore, as of September 6, 2023, the amount of the Share Capital has been reduced by law in the amount of ThUS$123,606, equivalent to 1,965,903,665 shares. As a result of the foregoing, as of December 31, 2023, the total statutory share capital of the Company was reduced by law from the amount of ThUS$5,127,182, divided into 606,407,693,000 shares, of the same and unique series, without par value, to the amount of ThUS$5,003,576, divided into 604,441,789,335 shares, of which US$5,003,534 million, equivalent to 604,437,877,587 shares, are fully paid. To date, the balance of ThUS$42, equivalent to 3,911,748 shares, are pending of subscription and payment and are intended exclusively to respond to the conversion of 42,398 Series H Convertible Notes.

(b)Movement of authorized shares
The following table shows the movement of the authorized, fully paid shares and back-up shares to be delivered in the event that the respective conversion option is exercised under the convertible notes currently issued by the Company:

	As of December 31, 2023				As of December 31, 2022
	N° of authorized shares	N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option	N° of convertible notes back-up shares pending to place	N° of shares to subscribe or not used	N° of authorized shares	N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option	N° of convertible notes back-up shares pending to place	N° of shares to subscribe or not used
Opening Balance	606,407,693,000	604,437,584,048	4,205,287	1,965,903,665	606,407,693	606,407,693	-	-
New shares issued	-	-	-	-	73,809,875,794	73,809,875,794	-	-
Convertible Notes G	-	-	-	-	19,992,142,087	18,026,240,520	-	1,965,901,567
Convertible Notes H	-	293,539	-293,539	-	126,661,409,136	126,657,203,849	4,205,287	-
Convertible Notes I	-	-	-	-	385,337,858,290	385,337,856,192	-	2,098
Reduction of full right (*)	(1,965,903,665)	-	-	(1,965,903,665)	-	-	-	-
Subtotal	(1,965,903,665)	293,539	(293,539)	(1,965,903,665)	605,801,285,307	603,831,176,355	4,205,287	1,965,903,665
Closing Balance	604,441,789,335	604,437,877,587	3,911,748	-	606,407,693,000	604,437,584,048	4,205,287	1,965,903,665

(*) See letter (a) above, in the same Note.
(c)Share capital
The following table shows the movement of share capital:

Paid- in Capital
ThUS$
Initial balance as of January 1, 2021	3,146,265
There are no movements of shares paid during the 2021 period	—
Ending balance as of December 31, 2021	3,146,265
Initial balance as of January 1, 2022	3,146,265
New shares issued (ERO)	800,000
Conversion options of convertible notes exercised during the year - Convertible Notes G (1)	1,115,996
Conversion options of convertible notes exercised during the year - Convertible Notes H	1,372,798
Conversion options of convertible notes exercised during the year - Convertible Notes I (2)	6,863,427
Subtotal	10,152,221
Ending balance as of December 31, 2022	13,298,486
Initial balance as of January 1, 2023	13,298,486
Placement during the conversion options period - Convertible Notes G	17,401
Absorption of Accumulated Losses as of December 31, 2022 (3)	(7,501,896)
Absorption of treasury shares (3)	(178)
Deduction of issuance and placement costs of shares and bonds convertible into shares (3)	(810,279)
Subtotal	(8,294,952)
Ending balance as of December 31, 2023	5,003,534
(1)It only includes Convertible Notes bonds delivered as payment of debts recognized in Chapter 11.
(2)Part of the Convertible Notes were to extinguish through exchange credits that were recognized in Chapter 11.
(3)As explained in letter a) of this Note, at the Company's Extraordinary Shareholders' Meeting held on April 20, 2023, it was agreed to absorb retained losses and reduce the Company's capital.
(d)Treasury stock
At December 31, 2023, the Company held no treasury stock. The remaining of ThUS$(178) corresponds to the difference between the amount paid for the shares and their book value, at the time of the full right decrease of the shares which held in its portfolio.As explained in letter a) of this same Note, at the Company's Extraordinary Shareholders' Meeting held on April 20, 2023, an absorption of the Company's capital was agreed for an amount of ThUS$178.
(e)Other equity- Value of conversion right - Convertible Notes
(e.1)Notes subscription
The Convertible Notes were issued to be place in exchange for a cash contribution, in exchange for settlement of Chapter 11 Proceeding or a combination of both. Convertible Notes issued in exchange for cash were valued at fair value (the cash received). Notes issued in exchange for settlement of Chapter 11 claims were valued considering the discount that each group of liabilities settled on at the emergence date. The table below shows the 3 Convertible Notes at their nominal values, the adjustment, if any, to arrive at their fair values and the amount of transaction costs. The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. The equity portion is recognized under Other equity at the time the Convertible Notes are issued.

	As of December 31, 2022
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Face Value	1,115,996	1,372,837	6,863,427	9,352,260
Adjustment to fair value Convertible Notes at the date of issue	(923,616)	—	(2,686,854)	(3,610,470)
Issuance cost	—	(24,812)	(705,467)	(730,279)
Subtotal	(923,616)	(24,812)	(3,392,321)	(4,340,749)
Fair Value of Notes	192,380	1,348,025	3,471,106	5,011,511
Debt component at the date of issue	—	(102,031)	—	(102,031)
Equity component at the date of issue	192,380	1,245,994	3,471,106	4,909,480

	As of December 31, 2023
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Face Value	17,401	—	—	17,401
Adjustment to fair value Convertible Notes at the date of issue	(14,401)	—	—	(14,401)
Subtotal	(14,401)	—	—	(14,401)
Fair Value of Notes	3,000	—	—	3,000
Equity component at the date of issue	3,000	—	—	3,000
(e.2)Conversion of notes into shares
As of December 31, 2023, and December 31, 2022 the following notes have been converted into shares:

	As of December 31, 2023
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Conversion percentage	100.000%	99.997%	100.000%
Conversion option of convertible notes exercised	1,133,397	1,372,798	6,863,427	9,369,622
Total Converted Notes	1,133,397	1,372,798	6,863,427	9,369,622

	As of December 31, 2022
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Conversion percentage	88.782%	99.997%	100.000%
Conversion option of convertible notes exercised	1,115,996	1,270,767	6,863,427	9,250,190
Converted debt component	—	102,031	—	102,031
Total Converted Notes	1,115,996	1,372,798	6,863,427	9,352,221
The conversion option from the issuance of convertible notes classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument (i.e. convertible notes) as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. As of December 31, 2023, the portion not converted into equity corresponds to ThUS$39.
(e.3)The Convertible Notes
The contractual conditions of the G, H and I Convertible Notes consider the delivery of a fixed number of shares of LATAM Airlines Group S.A. at the time of settlement of the conversion option of each of them. The foregoing determined the classification of convertible notes as equity instruments, with the exception of Bond H, which considers, in addition to the delivery of a fixed number of shares, the payment of 1% annual interest with certain conditions for its payment and its accrual from 60 days after the exit Date. The payment of this interest gives rise to the recognition of a liability component for the class H convertible notes.
At the date of issue, the fair value of the liability component in the amount of ThUS$102,031 was estimated using the prevailing market interest rate for similar non-convertible instruments.
Transaction costs relating to the liability component are included in the carrying amount of the liability portion and amortized over the period of the convertible notes using the effective interest method.
(f)Reserve of share- based payments
Movement of Reserves of share- based payments:

Periods	Opening balance	Stock option plan	Closing balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	37,235	—	37,235
From January 1 to December 31, 2022	37,235	—	37,235
From January 1 to December 31, 2023	37,235	—	37,235

These reserves are related to share based payment plans that expired during the first quarter of 2023. No equity instruments were issued and no amounts were paid associated with these plans.
(g)Other sundry reserves
Movement of Other sundry reserves:

Periods	Opening balance	Transactions with non-controlling interest	Legal reserves	Other sundry reserves	Others increases (Decreases) (5)	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	2,452,019	(3,383)	(538)	—	—	2,448,098
From January 1 to December 31, 2022	2,448,098	—	—	(4,420,749)	—	(1,972,651)
From January 1 to December 31, 2023	(1,972,651)	16,648		(14,401)	800,388	(1,170,016)
Balance of Other sundry reserves comprise the following:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(211,582)	(216,656)	(216,656)
Adjustment to the fair value of the New Convertible Notes (4)	(3,624,871)	(3,610,470)	—
Cost of issuing shares and New Convertible Notes (5)	—	(810,279)	—
Others	(1,875)	(3,558)	(3,558)
Total	(1,170,016)	(1,972,651)	2,448,098
(1)Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.
(2)Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.
(3)The balance as of December 31, 2022 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional S.A. Aires S.A. for ThUS$ (3,480) and ThUS$ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS$ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aerovías de Integración S.A. Aires S.A. for an amount of ThUS$ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS$ (21,526) through Holdco Ecuador S.A. (3) The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS$(184,135) (see Note 1), (4) and the acquisition of a minority interest in LATAM Airlines Perú S.A. through LATAM Airlines Group S.A for an amount of ThUS$(3,225) and acquisition of the minority stake in LAN Argentina S.A. and Inversora Cordillera through Transportes Aéreos del Mercosur S.A. for an amount of ThUS$(3,383). The movements during 2023 was the following: (5) acquisition of the non-controlling interest of Aerovías de Integración Regional S.A. Aires S.A. for an amount of ThUS$(23) and (6) amendment of articles in the legal statutes of association related to premiums for the issuance of shares in the subsidiaries Aerovías de Integración Regional S.A. Aires S.A. for a total amount of ThUS$5,097.

(4)The adjustment to the fair value of the Convertible Notes delivered in exchange for settlement of Chapter 11 claims was valued considering the discount that each group of liabilities settled on at the emergence date. These relate to: gain on the haircut for the accounts payable and other accounts payable ThUS$2,564,707 (ThUS$2,550,306 as of December 31, 2022), gain on the haircut for the financial liabilities for ThUS$420,436 and gain on the haircut of lease liabilities which is booked against the right of use asset for THUS$639,728 as of December 31, 2023 and December 31, 2022.
(5)Corresponds to 20% of the sum of the commitment of new funds of the Backstop Parties under the Series I Convertible Bonds and the New Paid Shares, plus additional costs for extension of the Backstop agreement. At the Company's Extraordinary Shareholders' Meeting held on April 20, 2023, it was agreed to deduct from the paid-in capital of the Company the account "Costs of issuance and placement of shares and bonds convertible into shares", for the sum of ThUS$810,279.

(h)Reserves with effect in other comprehensive income.
Movement of Reserves with effect in other comprehensive income:

	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) on change on value of time value of options	Actuarial gain or loss on defined benefit plans reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	(3,790,513)	(60,561)	(380)	(25,985)	(3,877,439)
Change in fair value of hedging instrument recognized in OCI	—	39,602	(23,692)	—	15,910
Reclassified from OCI to profit or loss	—	(16,641)	6,509	—	(10,132)
Deferred tax	—	(58)	—	—	(58)
Actuarial reserves by employee benefit plans	—	—	—	10,017	10,017
Deferred tax actuarial IAS by employee benefit plans	—	—	—	(2,782)	(2,782)
Translation difference subsidiaries	18,354	(732)	—	—	17,622
Closing balance as of December 31, 2021	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)
Opening balance as of January 1, 2022	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)
Change in fair value of hedging instrument recognized in OCI	—	51,323	(23,845)	—	27,478
Reclassified from OCI to profit or loss	—	31,293	19,946	—	51,239
Reclassified from OCI to the value of the hedged asset	—	(8,143)	—	—	(8,143)
Deferred tax	—	(235)	—	—	(235)
Actuarial reserves by employee benefit plans	—	—	—	(9,933)	(9,933)
Deferred tax actuarial IAS by employee benefit plans	—	—	—	566	566
Translation difference subsidiaries	(33,401)	694	(160)	—	(32,867)
Closing balance as of December 31, 2022	(3,805,560)	36,542	(21,622)	(28,117)	(3,818,757)
Opening balance as of January 1, 2023	(3,805,560)	36,542	(21,622)	(28,117)	(3,818,757)
Change in fair value of hedging instrument recognized in OCI	—	(32,858)	25,734	—	(7,124)
Reclassified from OCI to profit or loss	—	(26,568)	28,818	—	2,250
Reclassified from OCI to the value of the hedged asset	—	(11,112)	—	—	(11,112)
Deferred tax	—	3,604	—	—	3,604
Actuarial reserves by employee benefit plans	—		—	(21,192)	(21,192)
Deferred tax actuarial IAS by employee benefit plans	—		—	750	750
Translation difference subsidiaries	(25,051)	(8,286)	17	—	(33,320)
Closing balance as of December 31, 2023	(3,830,611)	(38,678)	32,947	(48,559)	(3,884,901)
(h.1)Cumulative translate difference
These are originated from exchange differences arising from the translation of any investment in foreign entities (or Chilean investments with a functional currency different to that of the parent), and from loans and other instruments in foreign currency designated as hedges for such investments. When the investment (all or part) is sold or disposed and a loss of control occurs, these reserves are shown in the consolidated statement of income as part of the loss or gain on the sale or disposal. If the sale does not involve loss of control, these reserves are transferred to non-controlling interests
(h.2)Cash flow hedging reserve
These are originated from the fair value valuation at the end of each period of the outstanding derivative contracts that have been defined as cash flow hedges. When these contracts expire, these reserves should be adjusted, and the corresponding results recognized.
(h.3)Reserves of actuarial gains or losses on defined benefit plans
Correspond to the increase or decrease in the present value obligation for defined benefit plans due to changes in actuarial assumptions, and experience adjustments, which are the effects of differences between the previous actuarial assumptions and the actual events that have occurred.
(i)Retained earnings/(losses)
Movement of Retained earnings/(losses):

Periods	Opening balance	Result for the period	Dividends	Others increase (decreases) (1)	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	(4,193,615)	(4,647,491)	—	—	(8,841,106)
From January 1 to December 31, 2022	(8,841,106)	1,339,210	—	—	(7,501,896)
From January 1 to December 31, 2023	(7,501,896)	581,831	(174,549)	7,559,025	464,411
(1) The detail of Other increases (decreases) is as follows:

ThUS$
Absorption accumulated losses (*)	7,501,896
Out of Period Adjustment (**)	57,129
Total	7,559,025

(*) See letter a) under this same Note.

(**) Out of Period Adjustment

On April 30, 2020, LATAM's Shareholders approved the distribution of a dividend in the amount of ThUS$57,129 to be paid on May 28, 2020. On May 26, 2020, LATAM entered Chapter 11 proceedings which granted an automatic stay prohibiting the Company from making dividend payments. At that time it was not clear when this dividend would be paid. On November 3, 2022, upon emergence from Chapter 11 it was clear this dividend would not be paid, however, it was not derecognized from liabilities and transferred to retained earnings at that time. During the three months ended March 31, 2023, the Company corrected this matter and recorded an out of period adjustment to derecognized the dividend payable resulting in an increase of ThUS$57,129 to retained earnings and a decrease in Trade and other accounts payable in the same amount.

Management has evaluated the impact of this out-of-period adjustment and concluded that it is not material to the financial statements for the year ended December 31, 2023, or to any previously reported quarter, semester or annual financial statements.
(j)Dividends per share

Description of dividend	Minimum mandatory dividend 2023	Minimum mandatory dividend 2022
Amount of the dividend (ThUS$)(*)	174,549	—
Number of shares among which the dividend is distributed	604,437,877,587	604,437,584,048
Dividend per share (US$)	0.0003	0.0000
(*) It Corresponds to mandatory minimum dividend provision charged to the net income for the year 2023, As of the date of issuance of these financial statements, the Board of Directors has not yet approved a proposal for payment..